Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended	12 Months Ended
	May 05, 2025	Mar. 04, 2025	May 31, 2025	Mar. 31, 2025	Jun. 30, 2025	Apr. 30, 2025	Jul. 31, 2025	May 31, 2025	Aug. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Jul. 31, 2025	Oct. 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Oct. 31, 2025	Jan. 31, 2026	Nov. 30, 2025	Feb. 28, 2026	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026
VistaShares Target 15 Berkshire Select Income ETF
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,973		$ 9,760		$ 9,902		$ 10,120		$ 10,110		$ 10,530		$ 10,488		$ 10,435		$ 10,664		$ 10,608	$ 10,521	$ 10,666
VistaShares Target 15 USA Quality Income ETF
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,308		$ 10,319		$ 10,392		$ 10,437		$ 10,414		$ 10,072		$ 9,950		$ 9,997		$ 10,172		$ 10,316
S&P 500 TR
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,000	$ 10,475	$ 9,723	$ 11,008	$ 9,657	$ 11,255	$ 10,265	$ 11,483	$ 10,787	$ 11,903	$ 11,029	$ 12,181	$ 11,253	$ 12,211	$ 11,664	$ 12,219	$ 11,937	$ 12,396	$ 11,966	$ 12,302	$ 11,973	$ 12,147	$ 12,055